Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018	Apr. 30, 2015	Apr. 30, 2013	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Jul. 30, 2021	Jan. 22, 2020
Disclosure of classes of share capital [line items]
Outstanding unit voting right percentage required to remove general partner				66.67%
Right to receive cash, unaffiliated unitholders ($ per share)									$ 1.55
Proportion of voting rights held by non-controlling interests				1.30%
Repurchase of preferred units				$ 24	$ 6,200	$ 0
Gain on repurchase of preferred shares					1,600
Distributions to limited partners and preferred unitholders				15,760	32,103	32,150
Cumulative preference dividends not recognised				$ 15,800	$ 0	$ 0
11.50% Senior Secured PIK notes
Disclosure of classes of share capital [line items]
Weighted average rate							11.50%	11.50%
Brookfield | General partner
Disclosure of classes of share capital [line items]
Percentage of ownership interests held by parent				100.00%
Class B common units | Brookfield
Disclosure of classes of share capital [line items]
Percentage of ownership interests held by parent				100.00%
Common units | Brookfield
Disclosure of classes of share capital [line items]
Percentage of ownership interests held by parent				98.70%
Series A Preferred Units
Disclosure of classes of share capital [line items]
Preferred units, rate				7.25%
Number of units issued in the period (in shares)			6,000,000
Aggregate redemption amount			$ 150,000
Proceeds from issuing shares			$ 144,800
Redemption price per unit (USD per share)			$ 25.00
Shares repurchased during the period					123,467
Series B Preferred Units
Disclosure of classes of share capital [line items]
Preferred units, rate				8.50%
Number of units issued in the period (in shares)		5,000,000
Aggregate redemption amount		$ 125,000
Proceeds from issuing shares		$ 120,800
Redemption price per unit (USD per share)		$ 25.00
Shares repurchased during the period				956	89,981
Repurchase price per unit (USD per share)				$ 21.98
Series E Preferred Units
Disclosure of classes of share capital [line items]
Preferred units, rate	8.875%			8.875%
Number of units issued in the period (in shares)	4,800,000
Aggregate redemption amount	$ 116,000
Redemption price per unit (USD per share)	$ 25.00
Adjustment preferred unit rate	6.407%
Shares repurchased during the period					96,977